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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of June 30, 2012 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
Asset Backed Commercial Paper: 36.1%
10,500,000	Barton Capital LLC, 0.280%,due 07/02/12	$10,499,918	3.9
9,250,000	CAFCO LLC, 0.518%,due 07/02/12	9,249,867	3.4
2,250,000	CAFCO LLC, 0.541%,due 07/05/12	2,249,865	0.8
3,300,000	Ciesco LLC, 0.501%,due 07/03/12	3,299,908	1.2
8,000,000	Ciesco LLC, 0.531%,due 07/02/12	7,999,882	3.0
1,500,000	Concord Minutemen Capital Co., 0.702%,due 10/02/12	1,497,288	0.6
5,250,000	Concord Minutemen Capital Co., 0.854%,due 10/01/12	5,238,596	1.9
4,750,000	Concord Minutemen Capital Co., 0.854%,due 07/02/12	4,749,885	1.8
500,000	Crown Point Capital Co., 0.300%,due 08/02/12	499,867	0.2
3,500,000	Crown Point Capital Co., 0.854%,due 10/01/12	3,492,397	1.3
6,750,000	Crown Point Capital Co., 0.874%,due 07/02/12	6,749,837	2.5
4,500,000	Jupiter Securitization Company LLC, 0.310%,due 09/21/12	4,496,720	1.7
6,500,000	Jupiter Securitization Company LLC, 0.321%,due 07/02/12	6,499,942	2.4
9,250,000	Old Line Funding LLC, 0.244%,due 10/01/12	9,244,231	3.4
2,500,000	Old Line Funding LLC, 0.250%,due 11/02/12	2,497,847	0.9
9,000,000	Thunder Bay Funding LLC, 0.270%,due 10/01/12	8,993,790	3.3
2,250,000	Thunder Bay Funding LLC, 0.270%,due 10/02/12	2,248,431	0.8
4,250,000	Windmill Funding Corp., 0.360%,due 07/02/12	4,249,958	1.6
3,750,000	Windmill Funding Corp., 0.360%,due 07/03/12	3,749,925	1.4
	Total Asset Backed Commercial Paper
	(Cost $97,508,154)	97,508,154	36.1
Certificate of Deposit: 4.2%
4,750,000	Deutsche Bank NY, 0.717%,due 08/21/12	4,750,000	1.7
750,000	Royal Bank of Canada NY, 0.560%,due 10/23/12	750,615	0.3
2,000,000	Royal Bank of Canada NY, 0.821%,due 07/02/12	2,003,500	0.7
4,000,000	Toronto Dominion Bank NY, 0.290%,due 01/02/13	4,000,000	1.5
	Total Certificate of Deposit
	(Cost $11,504,115)	11,504,115	4.2
Financial Company Commercial Paper: 13.2%
2,000,000	ANZ National Int’l Ltd., 0.502%,due 07/13/12	1,999,667	0.8
2,500,000	ASB Finance Ltd. London, 0.562%,due 02/28/13	2,490,589	0.9
1,000,000	Australia & New Zealand Banking Group Ltd., 0.572%,due 07/17/12	999,747	0.4
500,000	Deutsche Bank Financial LLC, 0.430%,due 07/02/12	499,994	0.2
3,000,000	Rabobank USA Financial Corp, 0.491%,due 11/08/12	2,994,692	1.1
3,500,000	Rabobank USA Financial Corp, 0.521%,due 10/03/12	3,495,248	1.3
2,750,000	Standard Chartered Bank, 0.547%,due 10/02/12	2,746,128	1.0
5,250,000	Standard Chartered Bank, 0.694%,due 01/02/13	5,231,384	1.9
5,750,000	Toronto Dominion Holdings USA, 0.310%,due 07/02/12	5,749,950	2.1
2,750,000	UBS Finance Delaware LLC, 0.310%,due 07/02/12	2,749,976	1.0
3,750,000	Westpac Securities NZ Ltd., 0.501%,due 01/02/13	3,740,365	1.4
3,000,000	Westpac Securities NZ Ltd., 0.725%,due 03/08/13	2,985,000	1.1
	Total Financial Company Commercial Paper
	(Cost $35,682,740)	35,682,740	13.2
Government Agency Debt: 0.9%
2,500,000	Fannie Mae Discount Notes, 0.120%,due 07/25/12	2,499,808	0.9
	Total Government Agency Debt
	(Cost $2,499,808)	2,499,808	0.9

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of June 30, 2012 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Government Agency Repurchase Agreement: 27.5%
74,452,000		Deutsche Bank Repurchase Agreement dated 06/29/12, 0.150%, due 07/02/12, $74,452,931 to be received upon repurchase (Collateralized by $75,992,000, FNSM, 0.800%, Market Value plus accrued interest $74,947,086 due 04/24/2015)	$74,452,000	27.5
		Total Government Agency Repurchase Agreement
		(Cost $74,452,000)	74,452,000	27.5
Other Commercial Paper: 0.3%
750,000		Toyota Motor Credit Corp., 0.603%,due 01/15/13	747,525	0.3
		Total Other Commercial Paper
		(Cost $747,525)	747,525	0.3
Other Instrument: 3.0%
8,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.151%,due 07/02/12	8,000,000	3.0
		Total Other Instrument
		(Cost $8,000,000)	8,000,000	3.0
Other Note: 17.2%
2,500,000	#	American Honda Finance, 0.716%,due 07/17/12	2,500,000	0.9
1,000,000	#	American Honda Finance, 0.717%,due 08/20/12	1,000,000	0.4
818,000		ANZ National Int’l Ltd., 2.375%,due 12/21/12	824,967	0.3
3,347,000	#	ANZ National Int’l Ltd., 2.375%,due 12/21/12	3,374,526	1.2
100,000		ANZ National Int’l Ltd., 6.200%,due 07/19/13	105,298	0.0
500,000		Australia & New Zealand Banking Group Ltd., 1.514%,due 06/18/13	502,901	0.2
145,000		Australia & New Zealand Banking Group Ltd., 2.400%,due 01/11/13	146,289	0.1
2,500,000	#	Australia & New Zealand Banking Group Ltd., 2.400%,due 01/11/13	2,524,660	0.9
1,000,000	#	Cargill, Inc., 5.200%,due 01/22/13	1,026,229	0.4
2,600,000	#	Commonwealth Bank of Australia, 1.250%,due 08/10/12	2,605,111	1.0
1,000,000	#	Fosse Master Issuer PLC, 0.423%,due 07/18/12	1,000,000	0.4
500,000		General Electric Capital Corp., 0.369%,due 07/20/12	499,258	0.2
1,710,000		General Electric Capital Corp., 5.250%,due 10/19/12	1,732,169	0.6
250,000		General Electric Co., 5.000%,due 02/01/13	256,419	0.1
200,000	#	HSBC Bank PLC, 0.916%,due 08/03/12	200,053	0.1
250,000		JPMorgan Chase & Co., 1.117%,due 08/26/12	250,845	0.1
2,126,000		JPMorgan Chase & Co., 5.375%,due 10/01/12	2,152,377	0.8
1,000,000		JPMorgan Chase Bank NA, 0.364%,due 07/23/12	997,541	0.4
250,000		JPMorgan Chase Bank NA, 0.496%,due 07/18/12	250,000	0.1
1,218,000		JPMorgan Chase Bank, 0.351%,due 11/05/12	1,216,496	0.4
2,750,000	#	Rabobank Nederland, 0.606%,due 08/16/12	2,750,344	1.0
3,000,000	#	Svenska Handelsbanken AB, 0.636%,due 08/09/12	3,000,000	1.1
5,000,000		Toyota Motor Credit Corp., 0.669%,due 07/11/12	5,000,000	1.8
500,000		Toyota Motor Credit Corp., 1.469%,due 07/09/12	500,126	0.2
500,000		US Bank NA, 0.686%,due 07/26/12	500,435	0.2
8,000,000		Wells Fargo Bank NA, 0.538%,due 09/22/12	8,000,000	3.0
3,500,000		Westpac Banking Corp, 0.616%,due 07/28/12	3,500,000	1.3
		Total Other Note
		(Cost $46,416,044)	46,416,044	17.2
		Total Investments in Securities (Cost $276,810,386)*	$276,810,386	102.4
		Liabilities in Excess of Other Assets	(6,490,811)	(2.4)
		Net Assets	$270,319,575	100.0
	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of June 30, 2012 (Unaudited) (Continued)

Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Certificate of Deposit	$—	$11,504,115	$—	$11,504,115
Government Agency Repurchase Agreement	—	74,452,000	—	74,452,000
Government Agency Debt	—	2,499,808	—	2,499,808
Other Commercial Paper	—	747,525	—	747,525
Financial Company Commercial Paper	—	35,682,740	—	35,682,740
Other Note	—	45,416,044	—	46,416,044
Other Instrument	8,000,000	—	—	8,000,000
Asset Backed Commercial Paper	—	97,508,154	—	97,508,154
Total Investments, at fair value	$8,000,000	$267,810,386	$—	$276,810,386

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 23, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 23, 2012